Note 3 (Detail) - Cash Paid for Interest, Net of Capitalized Interest (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Jul. 31, 2012		Jul. 31, 2011
Other interest expensed	$ 24,590	[1],[2]	$ 25,207	[1],[2]	$ 72,641	[1],[2]	$ 74,079	[1],[2]
Increase in accrued interest	(13,356)		(12,577)		(10,073)		(10,928)
Cash paid for interest, net of capitalized interest	11,840		13,146		64,118		64,674
Subsidiaries [Member]
Interest paid by our mortgage and finance subsidiaries	$ 606		$ 516		$ 1,550		$ 1,523

[1]	Other interest expensed is comprised of interest that does not qualify for interest capitalization because our assets that qualify for interest capitalization (inventory under development) do not exceed our debt. Interest on completed homes and land in planning, which does not qualify for capitalization, is expensed.
[2]	Cash paid for interest, net of capitalized interest, is the sum of other interest expensed, as defined above, and interest paid by our mortgage and finance subsidiaries adjusted for the change in accrued interest.